Summary of Significant Accounting Policies - Geographical regions (Details)		1 Months Ended	9 Months Ended			12 Months Ended
		Apr. 30, 2019	Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Concentration Risk, Percentage		80.00%
North America [Member]
Concentration Risk, Percentage			78.00%	81.00%		80.00%	83.00%
Asia-Pacific [Member]
Concentration Risk, Percentage				15.00%	[1]	13.00%	13.00%
Europe [Member]
Concentration Risk, Percentage	[1]		15.00%

[1]	Region did not represent greater than 10% of total net revenue.